BORROWINGS AND DERIVATIVE FINANCIAL LIABILITIES	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
BORROWINGS AND DERIVATIVE FINANCIAL LIABILITIES

20.	BORROWINGS AND DERIVATIVE FINANCIAL LIABILITIES

(a)	Senior secured loans

			June 30, 2026	March 31, 2026	September 30, 2025
				$	$

JGB senior secured loan, net	20	(a)	13,018,588	14,204,177	16,236,880
FAR Holdings 26 BTC financing	20	(b)	1,267,679	—	—
Total senior secured loans, net			14,286,267	14,204,177	16,236,880
Less: current portion			(6,650,484)	(6,243,813)	(1,554,867)
Non-current portion			7,635,783	7,960,364	14,682,013

The JGB senior secured loan bears interest at the greater of Term SOFR plus 11% per annum and 14% per annum, payable monthly in arrears. It is secured by substantially all assets of the Company and certain subsidiaries, including the restricted cash balance and specified real property and equity interests.

During the three months ended June 30, 2026, $600,000 principal amount of the JGB senior secured loan was converted into 150,000 common shares at $4.00 per share. In addition, 600,000 JGB First Warrants were exercised on a cashless basis on April 14, May 6 and June 29, 2026. At June 30, 2026, 1,105,986 JGB First Warrants and 597,493 JGB Second Warrants were outstanding. The carrying amount of the JGB senior secured loan decreased from $14,204,177 at March 31, 2026 to $13,018,588 at June 30, 2026.

The Company is subject to financial covenants under the loan agreement, including minimum cash of $2,000,000, minimum trailing-three-month consolidated revenue of $3,000,000 through June 2026, and minimum trailing-three-month covenant EBITDA of negative $750,000 through June 2026. The covenant definition of EBITDA differs materially from Adjusted EBITDA presented in the Company’s MD&A.

At June 30, 2026, the Company maintained $2,000,000 in a lender-controlled deposit account and reported revenue of $10,650,851 for the three-month period. Management concluded that all financial covenants were satisfied at June 30, 2026 and calculated compliance with the trailing-three-month covenant EBITDA, compared with the required minimum.

Subsequent to June 30, 2026, on August 6, 2026, the Company repaid in full its outstanding obligations under the senior secured loan with JGB Collateral LLC, as administrative and collateral agent for the lenders. The repayment consisted of $22,375,000 in outstanding principal and $45,699.69 in accrued and unpaid interest, resulting in the release of all related liens and security interests against the Company’s assets (Note 26(b)).

(b)	FAR Holdings 26 BTC financing

The Company received 26 BTC from FAR Holdings with a fair value of $1,953,955. The financing matures in March of 2027. Consideration for the financing included 400,000 restricted share units with a grant-date fair value of $892,000, which was recognized as a discount to the host liability. The host liability had an initial carrying amount of $1,061,955 and an effective interest rate of approximately 84.0%. Accretion of $205,724 was recognized through June 30, 2026, resulting in a carrying amount of $1,267,679.

(c)	Convertible notes and debentures

	June 30,	March 31,	September
	2026	2026	30, 2025
		$	$

Former CEO convertible loan, including accrued interest	1,752,590	1,690,808	1,568,220
FAR Holdings convertible promissory note	1,991,533	1,715,952	—
	3,744,123	3,406,760	1,568,220

During the three months ended June 30, 2026, a further $125,000 principal amount of the October 2025 convertible notes, together with accrued interest, was converted into 34,410 common shares. Contractual principal of $100,000 remained outstanding at June 30, 2026. The related host liability had a carrying amount of nil, and the remaining conversion option and warrants continued to be measured as derivative financial liabilities.

(d)	Derivative financial liabilities

	June 30, 2026	March 31, 2026
		$

JGB warrant liabilities	11,401,912	5,115,442
Other warrant liabilities	1,061,078	97,522
FAR conversion option	2,949,923	255,671
Other conversion-option liabilities	139,865	45,495
Derivative financial liabilities	15,552,778	5,514,130

At June 30, 2026, the JGB warrant liabilities comprised $7,402,706 for the JGB First Warrants and $3,999,206 for the JGB Second Warrants.

Derivative financial liabilities increased by $10,038,648 during the three months ended June 30, 2026. The Company recognized a fair-value loss of $13,262,586, partially offset by approximately $3,223,938 of derecognition and settlement effects associated with warrant exercises and debt conversions.

The derivative financial liabilities are Level 3 fair value measurements determined using option-pricing models. The JGB warrant valuation used a June 30, 2026 share price of $6.76, an exercise price of $0.10, expected volatility of approximately 118.9%, a risk-free interest rate of approximately 4.19% and a remaining term of approximately 4.39 years. The resulting value was approximately $6.6933 per warrant. The FAR conversion option represented approximately 759,435 underlying common shares and was valued at approximately $3.8844 per underlying share. The October 2025 financing included 268,750 warrants outstanding at June 30, 2026.

JGB First Warrants	Grant date	Exercise date	Reporting date

Estimated stock price at time of grant	$4.00	$4.12	$6.76
Number of periods to exercise, in years	5.40	4.61	4.39
Compounded risk-free rate	3.83%	3.94%	4.19%
Dividend yield	0%	0%	0%
Exercise price	$0.10	$0.10	$0.10
Volatility	115%	87%	119%

JGB Second Warrants	Grant date	Reporting date
Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	5.08	4.39
Compounded risk-free rate	3.58%	4.19%
Dividend yield	0%	0%
Exercise price	$0.10	$0.10
Volatility	115%	119%

October warrants	Grant date	Reporting date
Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	2.00	1.27
Compounded risk-free rate	3.59%	3.98%
Dividend yield	0%	0%
Exercise price	$5.00	$5.00
Volatility	115%	119%

JGB Conversion Feature	Grant date	Reporting date

Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	2.69	1.99
Compounded risk-free rate	3.47%	4.14%
Dividend yield	0%	0%
Exercise price	$4.00	$4.00
Volatility	115%	119%

October Financing Conversion Feature	Grant date	Exercise date	Reporting date

Estimated stock price at time of grant	$4.00	$3.38	$6.76
Number of periods to exercise, in years	3.00	2.76	2.28
Compounded risk-free rate	3.60%	3.63%	4.14%
Dividend yield	0%	0%	0%
Exercise price	$4.00	$4.00	$4.00
Volatility	115%	79%	119%

FAR Holdings Conversion Feature	Grant date	Reporting date

Estimated stock price at time of grant	$4.00	$6.76
Number of periods to exercise, in years	1.50	0.83
Compounded risk-free rate	3.70%	3.98%
Dividend yield	0%	0%
Exercise price	$4.00	$4.00
Volatility	115%	119%

The following table reconciles the Level 3 derivative financial liabilities:

	Three months	Nine months
	ended June 30, 2026	ended June 30, 2026
	$	$

Balance at beginning of period	5,514,130	7,716,025
Initial recognition of derivative liabilities	—	5,213,176
Settlements and exercises	(3,223,938)	(4,286,633)
Fair value loss recognized in profit or loss	13,262,586	6,910,210
Balance at end of period	15,552,778	15,552,778

The opening balance at September 30, 2025 comprised the JGB First Warrant liability, which was included within senior secured loans in the comparative statement of financial position. No fair value changes were recognized in other comprehensive income, and there were no transfers into or out of Level 3 during the period.

The nine-month fair value loss attributable to the Level 3 derivative liabilities was $6,910,210, of which approximately $6,655,000 related to liabilities outstanding at June 30, 2026. This loss was offset by a fair value gain of approximately $1,009,228 on a separate derivative financial instrument, resulting in the net loss of $5,900,982 presented as loss on derivative financial instruments.

Management determines the fair values at each reporting date using binomial option-pricing models. The models incorporate the quoted market price of the Company’s common shares, contractual exercise prices and remaining terms, risk-free interest rates and expected volatility. Expected volatility is the principal significant unobservable input and was estimated using historical trading volatility. The valuations and period-to-period movements are reviewed by management at each reporting date. There were no changes in valuation techniques during the period.

An increase in expected volatility increases the derivative liability and the corresponding fair value loss; a decrease has the opposite effect. The sensitivity analysis changes expected volatility independently and does not represent the maximum possible change in fair value. Changing expected volatility by 10 percentage points while holding all other inputs constant would have had the following approximate effect at June 30, 2026:

Expected volatility	Derivative liabilities	Change
	$	$

108.90%	15,376,779	(175,999)
118.90%	15,552,778	—
128.90%	15,728,659	175,881

BITZERO HOLDINGS INC. (formerly WBM Capital Corp.)

Notes to the interim condensed consolidated financial statements

For the three and nine months ended June 30, 2026 and 2025

(Unaudited – Expressed in United States Dollars, unless otherwise noted)